Payments, Details - 12 months ended Dec. 31, 2025 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Resource	Segment	Ext. Method
#: 1
	$ 6,842,856	Taxes	United States	snj:US-IL	Federal government	arlp:ResourceCoalMember	arlp:IllinoisBasinCoalOperationsMember	Underground Mining
#: 2
	3,000,981	Taxes	United States	snj:US-IN	Federal government	arlp:ResourceCoalMember	arlp:IllinoisBasinCoalOperationsMember	Underground Mining
#: 3
	15,522,578	Taxes	United States	snj:US-KY	Federal government	arlp:ResourceCoalMember	arlp:IllinoisBasinCoalOperationsMember	Underground Mining
#: 4
	25,366,415	Taxes	United States		Federal government	arlp:ResourceCoalMember	arlp:IllinoisBasinCoalOperationsMember	Underground Mining
#: 5
	544,837	Fees	United States	snj:US-IL	Federal government	arlp:ResourceCoalMember	arlp:IllinoisBasinCoalOperationsMember	Underground Mining
#: 6
	509,890	Fees	United States	snj:US-IN	Federal government	arlp:ResourceCoalMember	arlp:IllinoisBasinCoalOperationsMember	Underground Mining
#: 7
	1,333,544	Fees	United States	snj:US-KY	Federal government	arlp:ResourceCoalMember	arlp:IllinoisBasinCoalOperationsMember	Underground Mining
#: 8
	2,388,271	Fees	United States		Federal government	arlp:ResourceCoalMember	arlp:IllinoisBasinCoalOperationsMember	Underground Mining
#: 9
	8,766	Taxes	United States	snj:US-KY	Federal government	arlp:ResourceCoalMember	arlp:IllinoisBasinCoalOperationsMember	Underground Mining
#: 10
	8,766	Taxes	United States		Federal government	arlp:ResourceCoalMember	arlp:IllinoisBasinCoalOperationsMember	Underground Mining
#: 11
	15,600	Fees	United States	snj:US-IN	Federal government	arlp:ResourceCoalMember	arlp:IllinoisBasinCoalOperationsMember	Underground Mining
#: 12
	15,600	Fees	United States		Federal government	arlp:ResourceCoalMember	arlp:IllinoisBasinCoalOperationsMember	Underground Mining
#: 13
	27,779,052		United States		Federal government	arlp:ResourceCoalMember	arlp:IllinoisBasinCoalOperationsMember	Underground Mining
#: 14
	768,186	Taxes	United States	snj:US-KY	Federal government	arlp:ResourceCoalMember	arlp:AppalachiaCoalOperationsMember	Underground Mining
#: 15
	7,106,818	Taxes	United States	snj:US-WV	Federal government	arlp:ResourceCoalMember	arlp:AppalachiaCoalOperationsMember	Underground Mining
#: 16
	7,875,004	Taxes	United States		Federal government	arlp:ResourceCoalMember	arlp:AppalachiaCoalOperationsMember	Underground Mining
#: 17
	70,906	Fees	United States	snj:US-KY	Federal government	arlp:ResourceCoalMember	arlp:AppalachiaCoalOperationsMember	Underground Mining
#: 18
	578,126	Fees	United States	snj:US-WV	Federal government	arlp:ResourceCoalMember	arlp:AppalachiaCoalOperationsMember	Underground Mining
#: 19
	649,032	Fees	United States		Federal government	arlp:ResourceCoalMember	arlp:AppalachiaCoalOperationsMember	Underground Mining
#: 20
	190,105	Taxes	United States	snj:US-KY	Federal government	arlp:ResourceCoalMember	arlp:AppalachiaCoalOperationsMember	Underground Mining
#: 21
	190,105	Taxes	United States		Federal government	arlp:ResourceCoalMember	arlp:AppalachiaCoalOperationsMember	Underground Mining
#: 22
	14,752	Fees	United States	snj:US-WV	Federal government	arlp:ResourceCoalMember	arlp:AppalachiaCoalOperationsMember	Underground Mining
#: 23
	14,752	Fees	United States		Federal government	arlp:ResourceCoalMember	arlp:AppalachiaCoalOperationsMember	Underground Mining
#: 24
	8,728,893		United States		Federal government	arlp:ResourceCoalMember	arlp:AppalachiaCoalOperationsMember	Underground Mining
#: 25
	$ 17,512,000	Taxes	United States		Federal government	arlp:ResourceOilAndNaturalGasMember	arlp:OilAndGasRoyaltiesMember	Well